UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS 5-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

Eaton Vance

High Yield Municipal Income Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$567	$515,249

		$515,249

Education — 4.9%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,677,655
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,268,823
New Jersey Institute of Technology, 5.00%, 7/1/42	2,000	2,194,440
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,331,200
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,577,783
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	563,575
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/32	875	981,015
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,117,750
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,114,360
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,106,760
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,126,940
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,111,820
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,104,240
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,183,520
University of California, 5.00%, 5/15/38(1)(2)	10,000	11,319,200
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,719,174

		$49,498,255

Electric Utilities — 3.8%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,895	$4,154,368
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	7,315	7,422,165
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	828,448
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	5,780	5,841,788
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	5,896,268
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,580,223
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	230,397
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	10,000	11,284,500
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	605	670,213

		$37,908,370

Escrowed/Prerefunded — 0.6%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$3,083,920
Maryland Health and Higher Educational Facilities Authority, (Edenwald), Prerefunded to 7/1/16, 5.40%, 1/1/37	2,555	2,640,567
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	270	299,670

		$6,024,157

Security	Principal Amount (000’s omitted)	Value
General Obligations — 7.5%
Berkley School District, MI, 5.00%, 5/1/34	$2,250	$2,548,057
California, 5.00%, 12/1/31	5,000	5,873,900
California, 5.00%, 9/1/32	14,255	16,610,924
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	719,443
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	800,550
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 5.00%, (0.00% until 6/15/16), 6/15/33	2,115	2,377,408
Illinois, 5.00%, 5/1/35	3,500	3,625,020
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/34	1,700	1,878,483
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/35	1,850	2,040,069
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(1)	6,480	7,180,294
San Mateo-Foster City School District, CA, (Election of 2008), 4.00%, 8/1/44	9,750	9,995,212
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	2,084,390
Walnut Valley Unified School District, CA, (Election of 2007), 5.00%, 8/1/39	2,750	3,113,935
Washington, 5.25%, 2/1/36(1)	10,000	11,616,600
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,458,616

		$74,922,901

Health Care – Miscellaneous — 0.6%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,165	$1,165,023
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(3)	65	65,232
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	61	61,273
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(3)	51	51,528
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(3)	10	9,576
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(3)	22	21,767
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(3)	60	60,296
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(3)	25	25,317
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(3)	50	50,570
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(3)	15	15,221
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(3)	34	33,634
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(3)	28	27,857
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,905	3,995,088

		$5,582,382

Hospital — 13.1%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,439,514
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	271,997
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	594,478
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	538,470
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,153,740

Security	Principal Amount (000’s omitted)	Value
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	$1,625	$1,720,046
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,819,067
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,378,840
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40(4)	6,555	7,269,823
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,659,291
Indiana County, PA, Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,140,634
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,757,678
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	3,944,334
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,357,720
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,537,465
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,882,975
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	4,500	4,556,835
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,863,335
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	8,063,716
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	1,200	1,262,484
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,488,042
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,183,380
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,782,706
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	7,395	7,657,227
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.125%, 7/1/31	2,500	2,638,200
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,945,812
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,469,519
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,149,662
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,347,715
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,846,948
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,683,723
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	7,000	7,982,940
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,891,561
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,000	5,106,900
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,758,075

		$131,144,852

Housing — 2.0%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(3)	$4,000	$4,530,280
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	785,070
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,296,563
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,350	1,354,414
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	355	356,228
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,043,158

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	$3,500	$3,597,860
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	849,448
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,045,880
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	860	687,940
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(5)	2,000	1,599,860

		$20,146,701

Industrial Development Revenue — 10.8%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$9,085	$9,995,771
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,446,491
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,620,771
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	800,908
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	3,855	3,940,118
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	935	934,869
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	8,953,875
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,876,278
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(3)	2,175	2,240,076
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,655,480
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	1,990	1,989,841
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	405	407,904
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(3)	8,875	8,815,626
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 5.25%, 11/1/42(3)	3,745	3,755,561
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,021,000
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,284,255
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	1,285	1,292,851
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,031,893
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,805,062
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	846,602
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,431,426
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	7,084,765
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	4,225	4,430,969
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	10,070	9,603,759
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,708,625

		$107,974,776

Insured-General Obligations — 2.4%
Detroit, MI, (AGC), 5.00%, 4/1/20	$397	$415,406

Security	Principal Amount (000’s omitted)	Value
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	$2,000	$2,240,960
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/31	3,175	3,454,209
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/32	1,215	1,316,513
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/33	1,405	1,519,311
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 7/1/34	2,810	3,030,445
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	2,163	2,264,632
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	9,400	9,911,548

		$24,153,024

Insured-Industrial Development Revenue — 1.1%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,515,773
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,468,325

		$10,984,098

Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$5,418,328
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	6,623,822
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	5,650,700
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,528,379

		$20,221,229

Insured-Special Tax Revenue — 1.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$15,464,395

		$15,464,395

Insured-Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$4,225	$4,452,939

		$4,452,939

Insured-Transportation — 5.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,692,465
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	732,518
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,519,971
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	5,917,350
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	7,439,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,424,527
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,569,415
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,940,014
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,379,800
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,319,867
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,823,488
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,602,523
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	5,273,845

		$51,635,383

Insured-Water and Sewer — 0.9%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,745,013
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,269,855

Security	Principal Amount (000’s omitted)	Value
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	$3,965	$2,188,997
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,546,727
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,220,263

		$8,970,855

Lease Revenue/Certificates of Participation — 1.5%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(1)	$10,875	$12,646,537
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,823,406

		$15,469,943

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$820	$797,680

		$797,680

Other Revenue — 7.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	$250	$117,313
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,448,568
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	1,993,881
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	1,150	1,302,651
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,466,278
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	801,500
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31(6)	650	650,487
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36(6)	875	874,221
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	1,556,625
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(3)	6,000	6,077,040
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)(2)	10,000	11,344,300
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(3)	14,000	9,126,320
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	530	530,350
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	8,380,950
Seminole Tribe, FL, 5.25%, 10/1/27(3)	9,000	9,438,390
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	5,237,307
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,038,207
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	7,760	7,967,735
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30(6)	700	696,416

		$71,048,539

Senior Living/Life Care — 10.1%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$936,207
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,890	8,319,610
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(3)	1,575	1,594,136
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(3)	6,000	6,004,320
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,294,650
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,380,478
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	315	354,898
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	759,047
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	565,430

Security	Principal Amount (000’s omitted)	Value
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	$480	$518,482
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,002,230
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,039,250
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,330,554
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,238,380
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,749,475
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(3)	816	816,669
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	1,085	1,090,729
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	1,560	1,536,382
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	512,065
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	789,248
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,542,735
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,150	1,200,381
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,708,200
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,936,238
New Jersey Economic Development Authority, (Lions Gate Project), 4.875%, 1/1/29	2,300	2,355,108
New Jersey Economic Development Authority, (Lions Gate Project), 5.00%, 1/1/34	2,000	2,041,540
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,388,558
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(7)	3,475	346,353
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(7)	7,315	729,086
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	515	586,544
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,413,470
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,500	7,796,555
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	785,385
Savannah, GA, Economic Development Authority, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,428,370
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	531,956
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,236,956
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,497,838
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,550	1,655,074
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,849,855
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	486,563
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,495,051
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,288,732
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,280,490
Warren County, OH, (Otterbein Homes Obligated Group), 4.00%, 7/1/44	2,000	1,935,220
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,159,998
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	561,545

Security	Principal Amount (000’s omitted)	Value
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	$2,500	$2,603,000
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	1,030	1,101,214

		$101,774,255

Special Tax Revenue — 4.9%
Aliso Viejo, CA, Community Facilities District, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,569,240
Avelar Creek Community Development District, (Capital Improvements), FL, 5.375%, 5/1/36	1,165	1,165,000
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,416	5,416,921
Irvine, CA, Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/39	2,000	2,144,960
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	668,352
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,618,999
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	520	521,092
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,360	1,338,090
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	1,085	1,069,387
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(1)	10,000	11,406,200
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,220	2,258,428
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,840	2,839,744
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/31	1,500	1,692,165
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/33	1,000	1,120,680
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/34	450	502,268
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,288	1,255,248
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	950	842,593
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	693,098
University Square Community Development District, FL, 5.875%, 5/1/38	1,745	1,772,135

		$48,894,610

Student Loan — 0.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$4,650	$4,658,742
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,793,065

		$7,451,807

Transportation — 17.9%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/23	$2,290	$2,711,864
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/24	2,445	2,899,868
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	565	643,507
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,502,675
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,891,136
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,442,053
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,675,300
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,096,970
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,274,653
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,358,584
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	578,339

Security	Principal Amount (000’s omitted)	Value
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	$500	$237,230
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	507,817
Metropolitan Transportation Authority, NY, 5.25%, 11/15/28	5,595	6,785,616
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	5,000	5,505,800
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,274,926
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,453,000
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,442,950
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,159,680
New Jersey Turnpike Authority, 4.00%, 1/1/45(6)	4,000	4,025,240
New Orleans, LA, Aviation Board, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,182,640
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	519,754
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	10,000	11,750,800
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	7,150	7,916,980
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,865,748
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	606,161
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,208,171
Port Authority of New York and New Jersey, 5.00%, 10/15/41	8,000	9,153,520
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	12,080	12,414,858
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	10,000	10,582,000
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,025	5,489,662
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	10,913,875
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,609,000
San Jose, CA, Airport, (AMT), 5.00%, 3/1/24	2,135	2,404,971
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,399,422
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,340,726
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,983,393
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/15/36	5,000	2,051,550
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,331,027
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,123,136

		$180,314,602

Water and Sewer — 2.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,396,548
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,636,988
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	13,997,874
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,056,333
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,013,166

		$25,100,909

Total Tax-Exempt Municipal Securities — 101.6% (identified cost $977,539,716)		$1,020,451,911

Taxable Municipal Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(8)
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(9)	$11	$10,893

		$10,893

Electric Utilities — 0.7%
Vernon, CA, Electric System Revenue, 4.65%, 8/1/25	$7,500	$7,670,850

		$7,670,850

General Obligations — 2.1%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,138,100
Chicago, IL, 7.517%, 1/1/40	6,500	6,646,900
Chicago, IL, 7.75%, 1/1/42	8,790	9,062,139

		$20,847,139

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$11,823,900

		$11,823,900

Insured-General Obligations — 0.7%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$988	$968,630
Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,339	6,205,280

		$7,173,910

Total Taxable Municipal Securities — 4.7% (identified cost $45,099,888)		$47,526,692

Corporate Bonds & Notes — 0.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.3%
Dignity Health, 3.812%, 11/1/24	$2,870	$2,948,144

Total Corporate Bonds & Notes — 0.3% (identified cost $2,870,000)		$2,948,144

Total Investments — 106.6% (identified cost $1,025,509,604)		$1,070,926,747

Other Assets, Less Liabilities — (6.6)%		$(66,028,926)

Net Assets — 100.0%		$1,004,897,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.7%
New York	15.3%
California	12.0%
Others, representing less than 10% individually	62.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 13.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $11,414,300.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $72,572,651 or 7.2% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security is in default and making only partial interest payments.

(6)	When-issued security.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Amount is less than 0.05%.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
U.S. 10-Year Treasury Note	175	Short	Dec-15	$(22,287,562)	$(22,345,313)	$(57,751)
U.S. Long Treasury Bond	112	Short	Dec-15	(17,308,165)	(17,521,000)	(212,835)

						$(270,586)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $270,586.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$933,748,449

Gross unrealized appreciation	$69,287,677
Gross unrealized depreciation	(22,774,379)

Net unrealized appreciation	$46,513,298

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,020,451,911	$—	$1,020,451,911
Taxable Municipal Securities	—	47,526,692	—	47,526,692
Corporate Bonds & Notes	—	2,948,144	—	2,948,144
Total Investments	$—	$1,070,926,747	$—	$1,070,926,747

Liability Description
Futures Contracts	$(270,586)	$—	$—	$(270,586)
Total	$(270,586)	$—	$—	$(270,586)

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

TABS Short-Term Municipal Bond Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.7%

Security	Principal Amount (000’s omitted)	Value
Education — 6.7%
Alabama Public School and College Authority, 5.00%, 5/1/21	$1,000	$1,187,730
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,033,964
North Penn School District, PA, 5.00%, 3/1/21	3,010	3,353,381
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/21	680	801,455
University of Arkansas, 4.00%, 12/1/15	670	672,278
University of California, 5.00%, 5/15/22	1,500	1,819,755
University of Minnesota, 5.00%, 8/1/21	1,350	1,608,444
University of Texas, 5.00%, 8/15/23	4,925	5,663,750
University of Virginia, 2.00%, 8/1/21	350	363,013
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,176,150
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	1,956,412

		$34,636,332

Electric Utilities — 3.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/25	$1,500	$1,706,025
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	120	131,189
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,855,300
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21	2,000	2,382,120
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/22	3,000	3,563,910
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,576,170

		$19,214,714

Escrowed/Prerefunded — 2.4%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$2,073,659
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	2,142,744
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	561,000
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	280	320,412
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/22	525	564,454
Texas, (Texas Public Finance Authority), Prerefunded to 10/1/17, 5.00%, 10/1/20	1,000	1,084,940
Washington, Prerefunded to 7/1/18, 5.00%, 7/1/22	5,000	5,555,600

		$12,302,809

General Obligations — 47.7%
Acalanes Union High School District, CA, (Election of 2008), Prerefunded to 8/1/21, 0.00%, 8/1/46	$500	$76,410
Alabama, 5.00%, 8/1/20	3,530	4,162,752
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/16	1,020	1,024,488
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,884,286
Atlanta, GA, 5.00%, 12/1/20	5,000	5,906,650
Barbers Hill, TX, Independent School District, 4.00%, 2/15/23	2,000	2,181,800
Barbers Hill, TX, Independent School District, 4.00%, 2/15/24	4,245	4,618,305
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,260,521
Brown County, WI, 4.00%, 11/1/21	620	693,631
California, 5.00%, 8/1/21	1,000	1,194,530
Cary, NC, 5.00%, 6/1/18	195	216,637
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/18	300	294,225

1

Security	Principal Amount (000’s omitted)	Value
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	$155	$130,088
Chandler, AZ, 3.00%, 7/1/21	1,200	1,301,928
Chandler, AZ, 4.00%, 7/1/21	1,500	1,710,990
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,205,710
College Station, TX, 5.00%, 2/15/24	1,000	1,161,500
Comal County, TX, 4.00%, 2/1/18	1,200	1,285,164
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	299,403
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	266,215
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	499,485
Denton County, TX, 5.00%, 7/15/24	1,000	1,155,750
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	144,644
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,229,293
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	105,860
El Dorado, CA, Union High School District, 0.00%, 8/1/21	45	39,588
El Monte Union High School District, CA, 5.00%, 6/1/20(1)	1,000	1,136,720
Fairfax County, VA, 4.00%, 4/1/23	500	551,515
Fitchburg, MA, 4.00%, 12/1/16	570	591,221
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	5,967,700
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,492,360
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/20	400	430,132
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/22	525	564,548
Forney, TX, Independent School District, (PSF Guaranteed), 4.50%, 8/15/24	500	542,350
Frisco, TX, 4.00%, 2/15/19	155	170,495
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,504
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,681
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	500	570,055
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,455,686
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,726,041
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	465	536,861
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,739,600
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/19	540	517,104
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,260	1,139,594
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	825	720,902
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/23	1,540	1,298,959
Illinois, 5.00%, 5/1/21	100	109,708
Illinois, 5.00%, 6/1/21	1,620	1,777,626
Illinois, 5.00%, 3/1/25	2,730	2,913,647
Illinois, 5.50%, 7/1/27	1,500	1,643,115
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	439,530
Katy Independent School District, TX, (PSF Guaranteed), 0.681%, Variable to 8/15/19 (Put Date), 8/15/36(2)	5,000	5,004,250
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,774,909
Leander Independent School District, TX, 0.00%, 8/15/17	1,240	1,219,999
Leander Independent School District, TX, 0.00%, 8/15/18	2,590	2,498,340
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	2,000	1,748,220
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	3,000	2,765,040
Leander Independent School District, TX, Series 2015B, 0.00%, 8/15/20	505	465,448
Maryland, 5.00%, 3/1/19	5,465	6,210,809
Maryland, 5.00%, 3/1/22	5,000	6,051,900
Massachusetts, 5.00%, 8/1/17	2,500	2,694,150
Massachusetts, 5.25%, 8/1/21	5,100	6,179,466
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,565,677
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,831,458
Michigan, 5.00%, 12/1/22	2,000	2,426,420
Minnesota, 4.00%, 8/1/16	1,750	1,799,962
Minnesota, 4.00%, 8/1/19	3,000	3,339,420
Minnesota, 5.00%, 6/1/18	1,000	1,110,410
Minnesota, 5.00%, 8/1/18	90	100,488
Minnesota, 5.00%, 8/1/21	12,230	14,680,158

2

Security	Principal Amount (000’s omitted)	Value
Mississippi, 5.00%, 11/1/21	$1,025	$1,228,555
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,138,669
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	878,300
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	5,926,000
Morris County, NJ, 5.00%, 2/15/17	1,650	1,748,455
Morris County, NJ, 5.00%, 2/15/19	1,720	1,953,903
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	770,591
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	900	734,085
New Hanover County, NC, 5.00%, 12/1/18	430	485,453
New York, NY, 5.00%, 8/1/22	2,810	3,374,332
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,281,393
Ohio, 5.00%, 9/15/20	1,000	1,177,770
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	484,812
Pennsylvania, 5.00%, 2/15/17	2,500	2,644,575
Peralta Community College District, CA, 5.00%, 8/1/23	1,935	2,364,454
Pima County, AZ, 4.00%, 7/1/18	2,400	2,605,752
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/21	1,530	1,832,359
Reedy Creek, FL, Improvement District, 5.00%, 6/1/20	1,000	1,161,780
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22(1)	3,440	3,037,382
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23(1)	3,685	3,153,770
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,515	1,181,973
San Diego, CA, Community College District, 0.00%, 8/1/18	285	276,382
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,673,940
Snohomish County, WA, Everett School District No. 2, 5.00%, 12/1/20	1,000	1,178,630
Spotsylvania County, VA, 5.00%, 1/15/21	3,475	4,126,562
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,054,700
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	550	622,578
Suffolk, VA, 4.00%, 8/1/18	500	544,660
Sumner County, TN, 3.00%, 6/1/16	1,000	1,016,660
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	52,027
Tucson, AZ, 3.00%, 7/1/21	1,000	1,072,790
Tucson, AZ, 3.00%, 7/1/22	2,675	2,866,343
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,604,560
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,753,259
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,149,310
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	692,076
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	837,436
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,748,942
Wake County, NC, 5.00%, 3/1/23	2,120	2,385,382
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,679,700
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	501,540
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	817,510
Wisconsin, 5.00%, 11/1/20	1,000	1,184,130
Wisconsin, 5.00%, 5/1/21	1,805	2,151,235
Zeeland, MI, Public Schools, 5.00%, 5/1/21	1,290	1,492,195

		$247,699,941

Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$93,353

		$93,353

Hospital — 10.1%
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	$870	$975,514
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,194,313

3

Security	Principal Amount (000’s omitted)	Value
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	$2,355	$2,516,435
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	511,835
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,658,200
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,416,409
Indiana Finance Authority, Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,342,225
Maine Health and Higher Educational Facilities Authority, 5.00%, 7/1/22	1,000	1,186,100
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	508,706
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,671,402
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,270,560
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	876,555
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	658,640
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,801,050
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	865,304
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,433,375
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,903,051
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,324,387
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	382,290
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,875,246
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,179,660
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,556,683
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,431,140
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,142,302
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	448,168
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,288,437

		$52,417,987

Housing — 0.7%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$320	$333,053
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,810
Virginia Housing Development Authority, 1.10%, 4/1/17	1,600	1,613,408
Virginia Housing Development Authority, 1.60%, 7/1/17	460	466,748
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,029,410
Virginia Housing Development Authority, 2.05%, 7/1/18	230	237,365

		$3,810,794

Industrial Development Revenue — 0.2%
Ohio, 5.00%, 6/1/19	$800	$910,464

		$910,464

Insured-Electric Utilities — 0.9%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,641,761

		$4,641,761

4

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.7%
Collier County, FL, School Board, (AGM), Prerefunded to 2/15/16, 5.00%, 2/15/22	$1,525	$1,546,579
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,352,240
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	371,268
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,655	4,815,551

		$9,085,638

Insured-General Obligations — 0.2%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$101,195
Washington, (NPFG), 0.00%, 6/1/21	620	563,623
Washington, (XLCA), 0.00%, 12/1/16	200	199,140

		$863,958

Insured-Hospital — 0.3%
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 3.00%, 11/15/15	$1,000	$1,001,030
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	535	566,431

		$1,567,461

Insured-Public Power/Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,176,059

		$1,176,059

Insured-Special Tax Revenue — 0.3%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,680,224

		$1,680,224

Insured-Transportation — 1.1%
Florida Department of Transportation, (NPFG), Prerefunded to 7/1/16, 5.00%, 7/1/22	$5,350	$5,571,223

		$5,571,223

Lease Revenue/Certificates of Participation — 2.4%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/23	$1,000	$1,151,340
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,648,463
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,755,993
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	710,461
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,519,811
Orange County, FL, School Board, 5.00%, 8/1/17	540	581,278
Orange County, FL, School Board, 5.00%, 8/1/18	675	751,923
Orange County, FL, School Board, 5.00%, 8/1/19	750	860,107
Volusia County, FL, School Board, 5.00%, 8/1/21	325	383,048

		$12,362,424

Other Revenue — 2.1%
Kansas Development Finance Authority, 5.00%, 11/1/26	$1,990	$2,240,899
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,663,691
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	3,961,912

		$10,866,502

Special Tax Revenue — 5.6%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,080,080
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 2.00%, 3/1/21	1,500	1,560,720
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 5.00%, 3/1/21	1,500	1,793,400
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/20	200	234,114
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013D, 5.00%, 3/15/21	5,745	6,817,706
New York Urban Development Corp., Personal Income Tax Revenue, Series 2013E, 5.00%, 3/15/21	5,000	5,933,600
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/25(1)	5,960	7,394,751
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,538,736

5

Security	Principal Amount (000’s omitted)	Value
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	$145	$155,859
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.25%, 7/1/21	1,000	1,205,820
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,307,350

		$29,022,136

Transportation — 9.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47	$2,500	$2,533,725
Chicago, IL, (Midway International Airport), 5.00%, 1/1/22	1,000	1,169,480
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/23	5,000	5,891,050
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	3,000	3,543,690
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,876,825
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,169,650
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	3,002,375
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	1,450	1,692,745
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/22	2,840	3,354,494
Kansas Department of Transportation, 5.00%, 9/1/22	1,750	2,135,473
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,696,934
North Texas Tollway Authority, 0.69%, Variable to 1/1/20 (Put Date), 1/1/38(2)	2,500	2,472,150
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,343,303
Texas Transportation Commission, 5.00%, 10/1/21	10,000	12,002,000

		$46,883,894

Water and Sewer — 3.4%
California Department of Water Resources, 5.00%, 12/1/24	$35	$38,793
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	514,200
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	220	248,384
Houston, TX, Utility System, 5.00%, 5/15/20	10,375	12,095,486
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,149,920
Little Rock, AR, Sewer Revenue, 4.00%, 10/1/21	925	1,044,593
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,182,853
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	200,239
Seattle, WA, Water System, 5.00%, 9/1/20	1,000	1,177,300

		$17,651,768

Total Tax-Exempt Municipal Securities — 98.7% (identified cost $495,434,666)		$512,459,442

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Education — 0.0%(3)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$242,116

Total Taxable Municipal Securities — 0.0%(3) (identified cost $225,000)		$242,116

Total Investments — 98.7% (identified cost $495,659,666)		$512,701,558

Other Assets, Less Liabilities — 1.3%		$6,564,647

Net Assets — 100.0%		$519,266,205

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.3%
Others, representing less than 10% individually	82.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 4.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 2.8% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(3)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$495,632,682

Gross unrealized appreciation	$17,097,286
Gross unrealized depreciation	(28,410)

Net unrealized appreciation	$17,068,876

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$512,459,442	$—	$512,459,442
Taxable Municipal Securities	—	242,116	—	242,116
Total Investments	$—	$512,701,558	$—	$512,701,558

7

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,323,151

		$1,323,151

Education — 4.5%
Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/23	$500	$601,045
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	400	469,084
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/32	1,250	1,455,587
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/28	250	294,490
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/32	145	167,421
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/25	1,855	2,265,957
Nevada System of Higher Education, 5.00%, 7/1/23	1,000	1,211,140
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	910	1,025,616
New Jersey Educational Facilities Authority, (Princeton University), 2014 Series A, 5.00%, 7/1/26	5,000	6,181,700
New Jersey Educational Facilities Authority, (Princeton University), 2015 Series A, 5.00%, 7/1/26	800	1,005,648
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	150	177,128
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	267,347
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,436,460
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	556,005
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	315	366,446
Western Michigan University, 5.00%, 11/15/24	500	602,000

		$18,083,074

Electric Utilities — 3.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/25	$3,580	$4,071,713
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	170	201,510
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	564,375
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,174,290
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,644,876
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/22	1,250	1,484,962
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,782,238
Omaha Public Power District, NE, 5.00%, 2/1/29	810	937,178
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,888,874
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,120,470

		$14,870,486

Escrowed/Prerefunded — 0.9%
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	$2,500	$2,727,050
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	640,825
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	20,740

		$3,388,615

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 33.6%
Acalanes Union High School District, CA, (Election of 2008), Prerefunded to 8/1/21, 0.00%, 8/1/46	$10,700	$1,635,174
Addison, TX, 5.00%, 2/15/24	360	427,558
Arkansas, 4.00%, 6/1/28	500	557,590
Auburn, AL, 5.00%, 12/1/28	635	749,173
Bethel, CT, 4.00%, 11/15/28	300	326,790
Beverly Hills Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	165	178,566
Bloomfield, CT, 4.00%, 10/15/20	90	101,457
Caddo Parish, LA, 5.00%, 2/1/28	730	878,219
California, 5.00%, 12/1/21	5,000	6,011,500
Cambridge, MA, 4.00%, 1/1/28	800	902,664
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/23	195	158,182
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/24	160	124,126
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,076,680
Cleveland, OH, Municipal School District, 5.00%, 12/1/22	2,170	2,576,636
Cleveland, OH, Municipal School District, 5.00%, 12/1/23	1,795	2,151,631
Cleveland, OH, Municipal School District, 5.00%, 12/1/32	5,000	5,666,600
Columbus, OH, City School District, 5.00%, 12/1/27	1,000	1,205,060
Connecticut, 5.00%, 12/1/20	50	52,603
Decatur, IL, 5.00%, 3/1/23	1,030	1,183,892
Dublin, OH, 4.00%, 12/1/28	750	830,962
Dublin, OH, 4.00%, 12/1/31	1,505	1,632,383
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	5,195,475
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/33	125	58,895
Encinitas Union School District, CA, (Election of 2010), 0.00%, 8/1/35	275	117,101
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 1/1/22	3,820	4,398,463
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,668,140
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	1,460	1,586,188
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	763,110
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	1,921,795
Glendale Unified School District, CA, 0.00%, 9/1/30	5,480	3,013,616
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,466,997
Groton, CT, 4.00%, 7/15/19	50	55,183
Harlandale Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	535	572,108
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,138,060
Hopewell Township, NJ, 5.00%, 10/1/26	450	548,987
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,170,280
Illinois, 5.50%, 7/1/26	4,000	4,409,360
Illinois, 5.50%, 7/1/27	2,735	2,995,946
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/24	1,900	2,247,415
Lakeland, FL, 5.00%, 10/1/31	2,085	2,357,280
Lakota, OH, Local School District, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,298,797
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	979,164
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	825,850
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,755,510
Leander Independent School District, TX, Series 2013B, 0.00%, 8/15/20	1,955	1,801,884
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	891,217
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	761,430
Lubbock, TX, 5.00%, 2/15/24	2,000	2,331,520
Lynchburg, VA, 3.00%, 12/1/16	250	257,350
Macomb County, MI, 4.00%, 5/1/24	1,000	1,125,960
Mecklenburg County, NC, 5.00%, 3/1/19	50	56,859

2

Security	Principal Amount (000’s omitted)	Value
Miami, TX, Independent School District, (School Building), (PSF Guaranteed), 5.00%, 2/15/29	$500	$561,265
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	900	984,024
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,115	1,657,102
Neshaminy School District, PA, 4.00%, 11/1/26	850	925,318
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	133,720
New York, 5.00%, 2/15/20	1,210	1,410,049
Nixa, MO, Public Schools, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,132,080
North Charleston, SC, Sewer District, 4.00%, 1/1/23	610	675,630
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,147,270
Omaha-Douglas Public Building Commission, NE, 5.00%, 5/1/29	400	465,792
Onslow County, NC, Limited Obligation Bonds, 5.00%, 6/1/30	550	641,537
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	290,063
Prince William County, VA, 4.00%, 8/1/29	2,575	2,849,134
Richardson, TX, 5.00%, 2/15/20	50	58,050
Rockwall, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/25	2,190	1,746,591
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,238,107
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,765	1,428,662
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	2,000	2,138,240
San Francisco Bay Area Rapid Transit District, CA, 5.00%, 8/1/32	2,000	2,399,620
South Texas Community College District, 5.00%, 8/15/23	1,560	1,892,561
St. Tammany Parish Wide School District No. 12, LA, 5.00%, 3/1/25	830	1,015,248
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	572,979
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/29	370	442,768
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/30	100	118,775
Tennessee, 5.00%, 9/1/29	2,000	2,451,020
Texas, 5.00%, 4/1/21	3,000	3,570,030
Vermont, 5.00%, 8/15/23	860	1,016,245
Vista Unified School District, CA, 5.00%, 8/1/27	1,280	1,554,266
Vistancia Community Facilities District, AZ, 5.00%, 7/15/24	1,150	1,297,602
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	1,015	1,145,275
Volusia County, FL, School Board, 5.00%, 8/1/22	400	476,020
Washington, 5.00%, 7/1/24	850	991,193
Washington, 5.00%, 6/1/28	1,000	1,168,860
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,500	2,239,425
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,468,544
Zeeland, MI, Public Schools, 5.00%, 5/1/23	1,200	1,416,096
Zeeland, MI, Public Schools, 5.00%, 5/1/24	1,000	1,186,230

		$134,102,777

Hospital — 12.9%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$800	$932,992
Allen County, OH, Hospital Facilities, (Catholic Health Partners), 5.00%, 5/1/21	765	900,780
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	2,998,751
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/35	1,000	1,123,850
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/26	900	1,072,233
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/27	335	395,226
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,559,720
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,807,283
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,110,770
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 0.679%, Variable to 5/15/18 (Put Date), 5/15/48(1)	7,745	7,734,389
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	960,400
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,690,497

3

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	$1,000	$1,134,540
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	593,255
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	750	884,827
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,103,450
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	279,269
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	315	368,402
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	891,052
Monroe County Industrial Development Corp., NY, (Highland Hospital of Rochester), 5.00%, 7/1/25	385	459,186
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	59,222
New York Dormitory Authority, (NYU Hospitals Center), 3.00%, 7/1/24	590	603,824
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/34	1,765	1,959,468
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	2,055	2,337,542
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	1,390	1,678,786
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,175,700
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/24	520	610,912
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	691,614
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,755,420
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services, Inc.), 5.00%, 11/15/22	1,855	2,221,362
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	2,885	3,173,731
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,159,870

		$51,428,323

Housing — 0.4%
Alaska Housing Finance Corp., 5.00%, 6/1/32(2)	$1,000	$1,147,850
Virginia Housing Development Authority, 2.45%, 7/1/19	500	521,825

		$1,669,675

Insured-Escrowed/Prerefunded — 3.3%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,352,240
Indiana Municipal Power Agency, (AMBAC), Prerefunded to 1/1/16, 5.00%, 1/1/21	3,000	3,024,870
King County, WA, Sewer Revenue, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	860	906,156
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/22	2,725	2,818,985
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,000	4,137,960
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	28,706

		$13,268,917

Insured-General Obligations — 2.2%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$4,000	$1,795,840
Independence, MO, School District, (AGM), 5.00%, 3/1/16	2,445	2,485,244
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,269,780
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,270,436
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	922,260

		$8,743,560

4

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.4%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,645,623

		$1,645,623

Insured-Water and Sewer — 0.6%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,401,580

		$2,401,580

Lease Revenue/Certificates of Participation — 4.0%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/24	$1,125	$1,291,174
Cincinnati, OH, City School District, 5.00%, 12/15/29	1,585	1,822,702
Michigan Building Authority, 5.00%, 4/15/21	5,000	5,880,650
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	750	867,833
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	894,202
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/28	250	306,965
Monmouth County Improvement Authority, NJ, (Brookdale Community College), 5.00%, 8/1/30	210	253,968
Orange County, FL, School Board, 5.00%, 8/1/17	500	538,220
Orange County, FL, School Board, 5.00%, 8/1/18	500	556,980
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,199,860
South Dakota Building Authority, 5.00%, 6/1/27	500	591,595
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,710,930

		$15,915,079

Other Revenue — 3.6%
Bergen County, NJ, Improvement Authority, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$328,551
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.29%, Variable to 4/2/18 (Put Date), 10/1/47(1)	9,500	9,418,490
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,144,670
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	375	462,139
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,075,060

		$14,428,910

Public Power/Electric Utilities — 0.4%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$1,490	$1,785,229

		$1,785,229

Special Tax Revenue — 4.6%
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/24	$1,000	$1,203,390
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26	850	1,020,136
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22	1,000	1,195,580
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	850,573
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,323,800
Mesa, AZ, 5.00%, 7/1/27	1,850	1,973,265
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	575,900
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,728,599
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 5.00%, 7/1/26	1,680	2,083,570
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 5.00%, 7/1/27	1,500	1,846,380
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,440,460

		$18,241,653

Transportation — 12.0%
Chicago, IL, (Midway International Airport), 5.00%, 1/1/21	$820	$950,708
Chicago, IL, (Midway International Airport), 5.00%, 1/1/22	800	935,584
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	5,000	5,941,800
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/32	7,000	7,858,060
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,110,940

5

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	$1,000	$1,120,760
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,876,825
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,623,800
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,169,650
Florida Department of Transportation, 5.00%, 7/1/25	900	1,022,940
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,196,350
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	500	597,070
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,166,298
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,407,083
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,242,851
Massachusetts Transportation Fund, (Accelerated Bridge Program), 5.00%, 6/1/22	1,000	1,186,230
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,058,845
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,147,890
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,206,581
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,908,275
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,290,220

		$48,018,760

Water and Sewer — 8.7%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/31	$150	$171,490
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	462,682
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,671,748
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	300	364,773
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	600	696,630
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,212,680
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,598,894
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	440	496,769
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	546,911
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	5,553,237
Missouri Environmental Improvement and Energy Resources Authority, Water Revenue, 5.00%, 1/1/22	120	138,013
Mobile, AL, Water & Sewer Commissioners, 5.00%, 1/1/29	1,705	1,935,209
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/28	240	277,990
Montana, Water Pollution Control Revolving Fund, 5.00%, 7/15/29	410	473,857
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	55,432
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	295	349,504
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/20	775	908,641
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,463,199
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,141,500
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,320,246
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,126,170
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	41,519
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26	95	112,761
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/27	1,500	1,757,325
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,302,081
Tucson, AZ, Water System Revenue, 5.00%, 7/1/29	485	577,082
Westmoreland County, PA, Municipal Authority, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,965,408

		$34,721,751

Water Revenue — 0.1%
New York Environmental Facilities Corp., 5.00%, 8/15/25	$165	$197,724

		$197,724

6

Value
Total Tax-Exempt Investments — 96.2% (identified cost $369,203,274)	$384,234,887

Other Assets, Less Liabilities — 3.8%	$14,988,049

Net Assets — 100.0%	$399,222,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.6%
Texas	10.4%
Others, representing less than 10% individually	74.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.8% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$369,198,727

Gross unrealized appreciation	$15,085,198
Gross unrealized depreciation	(49,038)

Net unrealized appreciation	$15,036,160

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

7

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$384,234,887	$—	$384,234,887
Total Investments	$—	$384,234,887	$—	$384,234,887

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.9%
North Dakota Public Finance Authority, 5.00%, 10/1/19	$35	$40,360
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	28,444

		$68,804

Education — 5.4%
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	$60	$70,592
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.25%, 10/1/17	65	72,044
Ohio University, 5.00%, 12/1/16	25	26,234
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	116,890
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	118,454

		$404,214

Electric Utilities — 1.0%
JEA, FL, Electric System Revenue, 5.00%, 10/1/16	$40	$41,725
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/17	35	37,018

		$78,743

General Obligations — 26.2%
Cedar Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	$100	$87,411
Connecticut, 0.78%, 5/15/17(1)	75	75,325
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/16	25	25,543
Decatur City Board of Education, AL, 4.00%, 2/1/18	50	53,340
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	59,568
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	59,965
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/17	50	54,034
Dorchester County, SC, 3.00%, 4/1/17	35	36,264
Eastchester, NY, Union Free School District, 3.00%, 6/15/16	35	35,566
Erie County, PA, 4.00%, 9/1/17	25	26,501
Galveston County, TX, Pass-Through Toll Revenue, 4.00%, 2/1/16	30	30,293
Hampden Township, PA, 3.00%, 5/15/16	25	25,370
Illinois, 5.00%, 7/1/22	70	76,763
Illinois, 5.00%, 8/1/24	100	107,622
Illinois, 5.00%, 3/1/25	100	106,727
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	63,159
Lakeland, FL, 5.00%, 10/1/19	50	56,943
Lakeland, FL, 5.00%, 10/1/21	50	58,402
Lakeland, FL, 5.00%, 10/1/22	100	117,967
Lakeland, FL, 5.00%, 10/1/24	50	59,760
Macomb County, MI, 4.00%, 5/1/23	50	56,405
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/18	50	48,692
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	50	47,842
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	46,660
New York, NY, 0.66%, 2/15/19(1)	100	99,941
New York, NY, 0.71%, 2/15/20(1)	100	99,850
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	53,277
Schaumburg, IL, 4.00%, 12/1/19	40	44,517
Vistancia Community Facilities District, AZ, 4.00%, 7/15/18	30	32,183
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	33,799
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	34,473

1

Security	Principal Amount (000’s omitted)	Value
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	$65	$73,746
Vistancia Community Facilities District, AZ, 5.00%, 7/15/26	35	39,492
Wilson School District, PA, 3.00%, 5/15/16	45	45,648

		$1,973,048

Hospital — 10.3%
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	$100	$103,846
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	33,358
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	27,339
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	29,353
Illinois Finance Authority, (Hospital Sisters Services, Inc.), 5.00%, 8/15/17	30	32,201
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/17	50	51,445
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 3.00%, 7/1/18	100	103,763
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	26,977
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 4.00%, 7/1/17	50	52,430
Ohio, (Cleveland Clinic Health System), Series 2009B, 5.00%, 1/1/18	40	43,687
Ohio, (Cleveland Clinic Health System), Series 2011A, 5.00%, 1/1/18	25	27,305
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	32,608
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/23	35	41,149
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17(2)	50	53,077
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24(2)	65	77,398
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25(2)	35	41,915

		$777,851

Insured-Education — 0.7%
Oil City Area School District, PA, (BAM), 4.00%, 11/15/18(2)	$25	$27,088
Oil City Area School District, PA, (BAM), 5.00%, 11/15/19(2)	25	28,531

		$55,619

Insured-General Obligations — 5.4%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	$50	$60,551
Iredell County, NC, (AGM), 5.00%, 6/1/18	30	33,018
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	103,465
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/18	50	52,487
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	53,073
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	53,075
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	52,976

		$408,645

Insured-Hospital — 0.3%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), 5.25%, 7/1/16	$25	$25,828

		$25,828

Insured-Lease Revenue/Certificates of Participation — 0.7%
Brevard County, FL, School Board, (AMBAC), 5.00%, 7/1/16	$50	$51,587

		$51,587

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.9%
Kentucky Turnpike Authority, (AMBAC), 5.00%, 7/1/16	$30	$30,967
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), 5.25%, 6/15/19	100	114,200

		$145,167

Insured-Water and Sewer — 1.5%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 2.00%, 9/1/18(2)	$25	$25,643
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22(2)	25	26,426
Central Weber Sewer Improvement District, UT, (AGC), 4.00%, 3/1/17	35	36,523
Cleveland, OH, Water Revenue, (NPFG), 5.00%, 1/1/17	25	26,322

		$114,914

Lease Revenue/Certificates of Participation — 6.0%
Cleveland County Educational Facilities Authority, OK, (Norman Public Schools), 5.00%, 7/1/16	$45	$46,407
Colorado, (UCDHSC Fitzsimons Academic Projects), 4.00%, 11/1/16	50	51,830
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	105,989
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	100	116,336
South Dakota Building Authority, 5.00%, 6/1/25	85	103,000
Wisconsin, 5.00%, 9/1/17	25	26,945

		$450,507

Other Revenue — 1.6%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$117,481

		$117,481

Senior Living/Life Care — 7.6%
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 3.00%, 10/1/17	$50	$51,596
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 4.00%, 10/1/19	50	53,839
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 4.00%, 10/1/20	50	54,125
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/22	50	56,951
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	67,344
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	67,315
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	57,415
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	114,972
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	53,260

		$576,817

Special Tax Revenue — 9.9%
Baltimore, MD, Special Tax Obligation, 4.00%, 6/15/18	$50	$53,294
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/17	50	52,765
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/18	45	48,924
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	77,918
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	40,483
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	119,889
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/18	100	108,817
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	114,098

3

Security	Principal Amount (000’s omitted)	Value
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	$50	$58,212
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	70,459

		$744,859

Transportation — 9.9%
Atlanta, GA, Airport Passenger Facility Charge Revenue, 5.00%, 1/1/17	$45	$47,429
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/20	45	51,440
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	50	57,970
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/18	65	71,806
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	58,370
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	100	119,635
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/16	25	25,166
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	115,171
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	118,533
Oklahoma Turnpike Authority, 5.00%, 1/1/17	25	26,346
VIA Metropolitan Transit Advanced Transportation District, TX, 4.00%, 8/1/16	50	51,427

		$743,293

Water and Sewer — 6.2%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$67,798
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/21	50	58,632
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/24	100	119,892
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/16	75	77,503
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	100	116,795
Northeast Ohio Regional Sewer District, 5.00%, 11/15/16	25	26,225

		$466,845

Total Tax-Exempt Investments — 95.5% (identified cost $7,099,946)		$7,204,222

Short-Term Investments — 7.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(3)	$572	$572,322

Total Short-Term Investments (identified cost $572,322)		$572,322

Total Investments — 103.1% (identified cost $7,672,268)		$7,776,544

Other Assets, Less Liabilities — (3.1)%		$(231,501)

Net Assets — 100.0%		$7,545,043

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Florida	16.5%
New York	10.2%
Others, representing less than 10% individually	68.8%

4

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 10.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.5% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(2)	When-issued security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $1,044.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,672,239

Gross unrealized appreciation	$106,584
Gross unrealized depreciation	(2,279)

Net unrealized appreciation	$104,305

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$7,204,222	$—	$7,204,222
Short-Term Investments	—	572,322	—	572,322
Total Investments	$—	$7,776,544	$—	$7,776,544

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

5

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 89.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,557

		$56,557

Education — 7.5%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$607,415
Alabama Public School and College Authority, 5.00%, 5/1/24	500	610,780
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), 5.00%, 8/15/20	1,075	1,243,216
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), 5.00%, 8/15/21	565	662,632
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	229,882
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	116,395
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	172,514
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	482,893
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	605,171
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	292,182
Washington State University, 5.00%, 4/1/32	15	16,618
Western Michigan University, 5.00%, 11/15/24	500	602,000

		$5,641,698

Electric Utilities — 5.3%
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	$500	$599,405
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,195,040
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	120,114
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	584,740
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	586,220
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	593,735
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	286,267

		$3,965,521

Escrowed/Prerefunded — 0.0%(1)
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$28,091

		$28,091

General Obligations — 28.6%
Addison, TX, 5.00%, 2/15/26	$270	$315,344
Arkansas, 4.00%, 6/1/28	500	557,590
Avon Community School Building Corp., IN, 4.00%, 7/10/20	500	555,470
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	585,650
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	109,149
Edgewood City, OH, School District, 5.25%, 12/1/33	500	577,275
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	603,495
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,104,480
Granville, OH, Exempted Village School District, 5.00%, 12/1/26	500	613,105
Illinois, 5.00%, 3/1/24	200	214,850
Illinois, 5.00%, 2/1/26	950	1,023,995
Illinois, 5.50%, 7/1/26	200	220,468
Kyle, TX, 4.00%, 8/15/20	225	251,471

1

Security	Principal Amount (000’s omitted)	Value
Kyle, TX, 4.00%, 8/15/21	$250	$281,115
Kyle, TX, 4.00%, 8/15/30	500	531,500
Lake County, FL, 5.00%, 6/1/28	650	761,676
Lakeland, FL, 5.00%, 10/1/25	635	757,638
Lakeland, FL, 5.00%, 10/1/28	1,500	1,730,235
Lakeland, FL, 5.00%, 10/1/30	1,000	1,135,780
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	576,608
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	2,000	870,320
Miami-Dade County, FL, School District, 5.00%, 3/15/28	300	352,074
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	860	940,290
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	375	270,019
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	797,152
Pennsylvania, 4.00%, 6/15/31	885	927,082
Pennsylvania, 5.00%, 7/1/24	650	780,988
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/20	510	592,176
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	351,792
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	589,735
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	592,260
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	595,180
Trussville, AL, 5.00%, 10/1/31	250	286,715
Umatilla County, OR, Pendleton School District No. 16R, 0.00%, 6/15/27	1,060	736,043
Williamson County, TX, 5.00%, 2/15/28	300	356,430

		$21,545,150

Hospital — 12.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$288,198
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	292,377
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	106,167
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	40	44,497
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	848,595
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	114,510
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	173,528
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	289,177
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	285,985
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	284,825
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	686,666
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	285,715
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	593,255
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	589,885
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	551,725
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	559,124
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	581,810
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	584,765
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	121,373
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/29	250	279,615
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	500	576,345
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	732,959
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	500	550,040

		$9,421,136

2

Security	Principal Amount (000’s omitted)	Value
Housing — 0.5%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$407,116

		$407,116

Insured-Electric Utilities — 0.7%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$559,450

		$559,450

Insured-General Obligations — 1.7%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/20	$370	$337,851
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	296,830
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	669,337

		$1,304,018

Insured-Lease Revenue/Certificates of Participation — 0.9%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	$250	$294,102
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	115,223
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	284,135

		$693,460

Insured-Water and Sewer — 4.5%
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/20	$500	$577,795
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/21	1,075	1,259,223
Gulf Coast Waste Disposal Authority, TX, (AGM), 4.00%, 10/1/20	250	278,303
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	293,460
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	295,797
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	299,907
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	291,218
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	118,607

		$3,414,310

Lease Revenue/Certificates of Participation — 6.9%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$116,756
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	291,850
Medina City School District, OH, 5.00%, 12/1/23	350	417,977
Medina City School District, OH, 5.00%, 12/1/24	400	477,472
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/22	500	541,750
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/27	850	989,570
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/28	950	1,095,663
South Dakota Building Authority, 5.00%, 6/1/27	635	751,326
South Dakota Building Authority, 5.00%, 6/1/28	210	247,040
South Dakota Building Authority, 5.00%, 6/1/30	200	231,660

		$5,161,064

Other Revenue — 1.2%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$352,443
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	581,230

		$933,673

Senior Living/Life Care — 1.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$54,734
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	107,998

3

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	$250	$284,088
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	287,077
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	288,495
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	115,216

		$1,137,608

Special Tax Revenue — 2.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$119,834
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	593,720
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	598,825
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	117,492
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	159,576

		$1,589,447

Transportation — 11.4%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	$250	$289,850
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	175,802
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	236,246
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	118,836
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	172,332
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	170,792
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	100	113,098
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	777,627
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	571,720
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	833,002
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/29	1,000	1,039,930
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/24	200	215,422
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	897,097
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	198,294
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	862,755
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	457,000
Port of Seattle, WA, 5.00%, 4/1/21	250	293,072
Port of Seattle, WA, 5.00%, 3/1/24	250	301,460
Port of Seattle, WA, 5.00%, 3/1/25	150	181,197
Port of Seattle, WA, 5.00%, 3/1/27	250	294,535
Port of Seattle, WA, 5.00%, 3/1/29	250	289,178
Texas Transportation Commission, 5.00%, 4/1/33	50	58,077

		$8,547,322

Water and Sewer — 3.2%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/25	$300	$362,487
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/29	165	191,311
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/30	100	114,954
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	580,525
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	529,880
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26	500	593,480

		$2,372,637

4

Security	Principal Amount (000’s omitted)	Value
Water Revenue — 0.4%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$297,613

		$297,613

Total Tax-Exempt Investments — 89.0% (identified cost $65,294,667)		$67,075,871

Other Assets, Less Liabilities — 11.0%		$8,270,959

Net Assets — 100.0%		$75,346,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.7%
Others, representing less than 10% individually	77.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 8.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.8% to 5.1% of total investments.

(1)	Amount is less than 0.05%.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,293,089

Gross unrealized appreciation	$1,821,752
Gross unrealized depreciation	(38,970)

Net unrealized appreciation	$1,782,782

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,075,871	$—	$67,075,871
Total Investments	$—	$67,075,871	$—	$67,075,871

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective April 15, 2015, the name of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund was changed from Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund.

6

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Education — 6.3%
Clemson University, SC, 4.00%, 5/1/32	$200	$209,840
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	117,271

		$327,111

Electric Utilities — 5.9%
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	$150	$179,821
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/33	125	129,048

		$308,869

General Obligations — 21.2%
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	$100	$110,698
Decatur City Board of Education, AL, 4.00%, 2/1/35	100	101,543
Illinois, 5.00%, 3/1/25	100	106,727
Illinois, 5.00%, 2/1/26	50	53,894
Illinois, 5.50%, 7/1/26	50	55,117
Lakeland, FL, 5.00%, 10/1/29	100	114,536
Lakeland, FL, 5.00%, 10/1/31	100	113,059
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	171,060
Williamson County, TX, 4.00%, 2/15/29	150	164,889
Williamson County, TX, 4.00%, 2/15/30	100	108,985

		$1,100,508

Hospital — 8.9%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	$50	$57,703
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	55,866
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/25	100	122,210
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/32	100	114,105
North Carolina Medical Care Commission, (Rex Healthcare), 5.00%, 7/1/33	100	113,749

		$463,633

Insured-General Obligations — 19.8%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/28	$100	$107,857
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	100	106,948
Grandville, MI, Public Schools, (AGM), 5.00%, 5/1/27	150	175,144
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	150	67,344
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/34	150	63,851
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	300	120,495
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	154,783
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/26	100	118,308
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	115,477

		$1,030,207

1

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.6%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$150	$187,391

		$187,391

Lease Revenue/Certificates of Participation — 7.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$154,440
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/27	150	174,630
Riverside County, CA, Public Financing Authority, 5.00%, 11/1/28	50	57,666

		$386,736

Senior Living/Life Care — 12.7%
Alexandria, VA, Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$274,485
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	100	114,234
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	100	112,969
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	161,190

		$662,878

Special Tax Revenue — 6.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$256,235
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	55,540

		$311,775

Water and Sewer — 5.8%
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/29	$50	$57,973
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/30	50	57,477
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/31	50	57,164
Buffalo, NY, Municipal Water Finance Authority, 5.00%, 7/1/32	50	56,897
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	70,390

		$299,901

Total Tax-Exempt Investments — 97.6% (identified cost $4,954,593)		$5,079,009

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(1)	$105	$105,105

Total Short-Term Investments (identified cost $105,105)		$105,105

Total Investments — 99.6% (identified cost $5,059,698)		$5,184,114

Other Assets, Less Liabilities — 0.4%		$21,298

Net Assets — 100.0%		$5,205,412

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	17.0%
Others, representing less than 10% individually	80.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2015, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.1% to 19.3% of total investments.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $598.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,059,698

Gross unrealized appreciation	$128,571
Gross unrealized depreciation	(4,155)

Net unrealized appreciation	$124,416

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$5,079,009	$—	$5,079,009
Short-Term Investments	—	105,105	—	105,105
Total Investments	$—	$5,184,114	$—	$5,184,114

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2015